Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020	[1]	Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019	[1]	Jun. 29, 2019	[1]	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
New Accounting Pronouncement, Early Adoption [Line Items]
Revenues	$ 14,707		$ 11,779		$ 18,025		$ 20,877		$ 19,118		$ 20,262		$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Costs and Expenses															(61,594)	(57,777)	(44,597)
Income taxes															(699)	(3,026)	(1,663)
Net Income															$ (2,474)	11,584	$ 13,066
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncement, Early Adoption [Line Items]
Revenues																69,262
Costs and Expenses																(57,523)
Income taxes																(3,005)
Net Income																11,514
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncement, Early Adoption [Line Items]
Revenues																345
Costs and Expenses																(254)
Income taxes																(21)
Net Income																$ 70

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.